CONDENSED CONSOLIDATED STATEMENTS OF REDEEMABLE PREFERRED STOCK AND STOCKHOLDERS’ EQUITY - USD ($) $ in Thousands	Total	Forward Purchase Contract Warrant	PIPE Warrant	Liberty Subscription Agreement	SPAC Public Warrants	Hannover	Shares issued for Cantor loan repayment	Convertible Debt	Preferred Stock	Preferred Stock Hannover	Common Stock	Common Stock Forward Purchase Contract Warrant	Common Stock PIPE Warrant	Common Stock Liberty Subscription Agreement	Common Stock SPAC Public Warrants	Common Stock Hannover	Common Stock Shares issued for Cantor loan repayment	Common Stock Convertible Debt	Additional paid-in capital	Additional paid-in capital Forward Purchase Contract Warrant	Additional paid-in capital PIPE Warrant	Additional paid-in capital Liberty Subscription Agreement	Additional paid-in capital SPAC Public Warrants	Additional paid-in capital Shares issued for Cantor loan repayment	Additional paid-in capital Convertible Debt	Treasury stock	Accumulated other comprehensive loss	Accumulated deficit
Beginning balance (in shares) at Dec. 31, 2021	2,033,230
Beginning balance at Dec. 31, 2021	$ 21,306
Increase (Decrease) in Temporary Equity [Roll Forward]
Redeemable Series X preferred stock accrued dividends	$ 97
Conversion of Series X preferred stock in connection with the reverse recapitalization (in shares)	(2,033,230)										(2,140,340)
Conversion of redeemable Series X preferred stock and accrued dividends in connection with the reverse recapitalization	$ (21,403)																		$ (21,403)
Ending balance at Jun. 30, 2022	$ 0
Ending balance (in shares) at Jun. 30, 2022	0
Beginning balance (in shares) at Dec. 31, 2021	4,611,985								4,611,985
Beginning balance (in shares) at Dec. 31, 2021											17,382,854
Beginning balance at Dec. 31, 2021	$ (260,738)																		96,471							$ (170,949)	$ (86)	$ (186,174)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Hannover Holdings Transaction (Note 11) (in shares)										(149,817)						(51,700)
Hannover Holdings Transaction (Note 11)						$ (5,853)
Merger Transaction and Reverse Recapitalization (in shares)									(4,462,168)		22,630,545
Merger transaction and Reverse Recapitalization	$ 5,145																		(165,804)							170,949
Stock issued during period, conversion of convertible securities (in shares)												1,250,000	6,108,332	20,619,835	613,111		788,021	17,980,954
Stock issued during period, conversion of convertible securities		$ 10,000	$ 47,430	$ 121,182	$ 5,628		$ 7,880	$ 64,051												$ 10,000	$ 47,430	$ 121,182	$ 5,628	$ 7,880	$ 64,051
Conversion of redeemable Series X preferred stock and accrued dividends in connection with the Reverse Recapitalization (in shares)	2,033,230										2,140,340
Conversion of redeemable Series X preferred stock and accrued dividends in connection with the reverse recapitalization	$ 21,403																		21,403
Reclassification of Columbia Warrant to equity	124,805																		124,805
Repayment of Columbia Loan	(3,418)																		(3,418)
Reclassification of Forfeiture Earnout Liability to equity	1,005																		1,005
Repurchase of shares (in shares)											(516,123)
Repurchase of shares	(2,750)																									(2,750)
Net loss	(8,121)																											(8,121)
Other comprehensive loss	(322)																										(322)
Issuance of additional shares related to Cantor Loan Earnout (in shares)																	26,050
Issuance of additional shares related to Cantor Loan Earnout							$ 167																	$ 167
Exercise of stock options (in shares)											21,927
Exercise of stock options	21																		21
Stock-based compensation	4,485																		4,485
Ending balance (in shares) at Jun. 30, 2022									0
Ending balance (in shares) at Jun. 30, 2022											88,994,146
Ending balance at Jun. 30, 2022	$ 132,000																		335,306							(8,603)	(408)	(194,295)
Beginning balance (in shares) at Jan. 24, 2022	17,215,336
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issuance of additional shares related to Cantor Loan Earnout (in shares)		1,250,000
Ending balance (in shares) at Jan. 25, 2022	88,824,647
Beginning balance (in shares) at Dec. 31, 2022									0
Beginning balance (in shares) at Dec. 31, 2022											89,195,437
Beginning balance at Dec. 31, 2022	$ 106,198																		337,928							(8,603)	(312)	(222,815)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Repurchase of shares (in shares)											0
Net loss	(29,851)																											(29,851)
Other comprehensive loss	$ 76																										76
Exercise of stock options (in shares)	105,681										105,681
Exercise of stock options	$ 200																		200
Withholding tax on stock-based compensation	(219)																		(219)
Stock-based compensation (in shares)											360,412
Stock-based compensation	2,841																		2,841
Ending balance (in shares) at Jun. 30, 2023									0
Ending balance (in shares) at Jun. 30, 2023											89,661,530
Ending balance at Jun. 30, 2023	$ 79,245																		$ 340,750							$ (8,603)	$ (236)	$ (252,666)